SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2018
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

18.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

This account consists of the following:

	2017	2018
Short-term bank loans	2,289	4,043
Current maturities of long-term borrowings	5,209	6,296
Total	7,498	10,339

a.	Short-term bank loans

		2017		2018
		Outstanding		Outstanding
		Original		Original
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	1,252	—	956
Bank Mandiri	Rp	—	45	—	—
Sub-total			1,297		956
Third parties
MUFG Bank, Ltd. ("MUFG Bank")	Rp	—	—	—	1,295
DBS	Rp	—	408	—	699
	US$	—	—	1	13
UOB	Rp	—	400	—	580
HSBC	Rp	—	18	—	317
	US$	—	—	0	4
SCB	Rp	—	—	—	100
Bank CIMB Niaga	Rp	—	83	—	78
PT Bank Sumitomo Mitsui Indonesia ("Sumitomo")	Rp	—	80	—	—
Others	Rp	—	3	—	1
Sub-total			992		3,087
Total			2,289		4,043

Refer to Note 33 for details of related party transactions.

Other significant information relating to short-term bank loans as of December 31, 2018 is as follows:

			Total facility		Interest	Interest rate
	Borrower	Currency	(in billions)*	Maturity date	payment period	per annum	Security
BNI
2014 - 2017	GSD[e], Sigma[a]	Rp	375	January 9, 2019 - November 8, 2019	Monthly	9.00%	Trade receivables (Note 6) and property and equipment (Note 12)
2013 - 2018	Telkom Infratel, Infomedia[f], MD Media, Sigma[e]	Rp	2,895	January 9, 2019 - November 30, 2019	Monthly	1 month JIBOR + 2.20% - 3.00%	Trade receivables (Note 6)
MUFG Bank
2018	Telkomsel, Infomedia, Metra, TII	Rp	2,350	March 27, 2019 - September 27, 2019	Monthly, Semi-annually	1 month JIBOR + 0.70% - 0.95%, 6 months JIBOR + 0.70%	None
DBS
2018	Telkom Infratel, Infomedia	Rp	600	February 26, 2019	Monthly	1 month JIBOR + 0.70%	None
2016	Nutech[e]	Rp	17	October 13, 2019	Monthly	10.50% - 11.00%	None
2016	Sigma[b,c]	US$	0.02	July 31, 2019	Semi-annually	3.25% (US$), 10.75% (Rp)	Trade receivables (Note 6)
UOB
2016 - 2018	MD Media, Finnet[d]	Rp	800	April 6, 2019 - December 20, 2020	Monthly	1 month JIBOR + 2.00%	Trade receivables (Note 6)
HSBC
2014	Sigma[g]	Rp	600	July 15, 2019	Monthly	14.34%	Trade receivables (Note 6)
2014	Sigma[g]	US$	0.004	July 15, 2019	Monthly	13.12%	Trade receivables (Note 6)
2018	PINS	Rp	300	June 28, 2019	Quarterly	3 months JIBOR + 1.00%	None
SCB
2015	GSD[e]	Rp	100	March 28, 2019	Monthly	10.50%	None
Bank CIMB Niaga
2013	GSD[e]	Rp	85	January 1, 2019	Monthly	10.90% - 11.50%	Trade receivables (Note 6) and property and equipment (Note 12)

*  In original currency.

[a]  Based on the latest amendment on December 21, 2017.

[b]  Based on the latest amendment on December 5, 2018

[c]  Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[d]  Based on the latest amendment on June 5, 2018.

[e]  Unsettled loan will be automatically extended.

[f]  Based on the latest amendment on March 28, 2018 and July 6, 2018.

[g]  Based on the latest amendment on July 16, 2018.

On February 26, 2018, the Company, Telkom Infratel and Infomedia entered a credit agreements with DBS amounting to Rp600 billion. As of December 31, 2018, the unused facilities was amounting to Rp125 billion.

On March 21, 2018, the Company, TII, Infomedia and Metra entered a credit agreement with MUFG Bank amounting to Rp500 billion. As of December 31, 2018, the unused facilities was amounting to Rp80 billion.

The credit facilities were obtained by the Company's subsidiaries for working capital purposes.

b.	Current maturities of long-term borrowings

	Notes	2017	2018
Two-step loans	19a	206	198
Bonds and notes	19b	—	525
Bank loans	19c	4,110	4,472
Other borrowings	19d	99	294
Obligations under finance leases	12c.xii	794	807
Total		5,209	6,296

Refer to Note 33 for details of related party transactions.